Investment Objectives and Goals	Apr. 30, 2026
Bluemonte Large Cap Core ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – Bluemonte Large Cap Core ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Bluemonte Large Cap Core ETF (the “Fund”) seeks to provide capital growth.
Bluemonte Large Cap Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – Bluemonte Large Cap Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Bluemonte Large Cap Growth ETF (the “Fund”) seeks to provide capital growth.
Bluemonte Large Cap Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – Bluemonte Large Cap Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Bluemonte Large Cap Value ETF (the “Fund”) seeks to provide capital growth.
Bluemonte Dynamic Total Market ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – Bluemonte Dynamic Total Market ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Bluemonte Dynamic Total Market ETF (the “Fund”) seeks to provide capital growth.
Bluemonte Global Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – Bluemonte Global Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Bluemonte Global Equity ETF (the “Fund”) seeks to provide capital growth.
Bluemonte Core Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – Bluemonte Core Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Bluemonte Core Bond ETF (the “Fund”) seeks to provide total return and income.
Bluemonte Short Term Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – Bluemonte Short Term Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Bluemonte Short Term Bond ETF (the “Fund”) seeks to provide total return and income.
Bluemonte Long Term Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – Bluemonte Long Term Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Bluemonte Long Term Bond ETF (the “Fund”) seeks to provide total return and income.
Bluemonte Diversified Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – Bluemonte Diversified Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Bluemonte Diversified Income ETF (the “Fund”) seeks to provide total return and income.
CORE16 Best of Breed Premier Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – CORE16 Best of Breed Premier Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The CORE16 Best of Breed Premier Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the CORE16 Best of Breed Premier Index (the “Index”).

MUSQ Global Music Industry Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary - MUSQ Global Music Industry Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The MUSQ Global Music Industry Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the MUSQ Global Music Industry Index (the “Index”).

ROBO Global(R) Robotics and Automation Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – ROBO Global® Robotics and Automation Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The ROBO Global® Robotics and Automation Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Robotics and Automation Index (the “Index”).

ROBO Global(R) Healthcare Technology and Innovation ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – ROBO Global® Healthcare Technology and Innovation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The ROBO Global® Healthcare Technology and Innovation ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Healthcare Technology and Innovation Index (the “Index”).

ROBO Global(R) Artificial Intelligence ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary - ROBO Global® Artificial Intelligence ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The ROBO Global® Artificial Intelligence ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Artificial Intelligence Index (the “Index”).